Business and Geographic Segment Information - Schedule of Off-Network and On-Network Revenues (Detail) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting Information [Line Items]
Revenue	$ 538,140	$ 538,759	$ 533,229	$ 538,484	$ 550,694	$ 542,727	$ 541,983	$ 552,643	$ 2,148,612	$ 2,188,047	$ 2,352,521
On-Network Revenues [Member]
Segment Reporting Information [Line Items]
Revenue									1,960,936	1,985,000	2,149,770
On-Network Revenues [Member] | Transponder, MSS and Other Off-Network Services [Member]
Segment Reporting Information [Line Items]
Revenue									1,543,384	1,561,108	1,705,568
On-Network Revenues [Member] | Managed Services [Member]
Segment Reporting Information [Line Items]
Revenue									412,147	414,758	405,330
On-Network Revenues [Member] | Channel [Member]
Segment Reporting Information [Line Items]
Revenue									5,405	9,134	38,872
Off-Network and Other Revenues [Member]
Segment Reporting Information [Line Items]
Revenue									187,676	203,047	202,751
Off-Network and Other Revenues [Member] | Transponder, MSS and Other Off-Network Services [Member]
Segment Reporting Information [Line Items]
Revenue									141,845	157,212	160,063
Off-Network and Other Revenues [Member] | Satellite-Related Services [Member]
Segment Reporting Information [Line Items]
Revenue									$ 45,831	$ 45,835	$ 42,688
Revenues [Member] | Service Concentration Risk [Member]
Segment Reporting Information [Line Items]
Concentration risk, percentage									100.00%	100.00%	100.00%
Revenues [Member] | Service Concentration Risk [Member] | On-Network Revenues [Member]
Segment Reporting Information [Line Items]
Concentration risk, percentage									91.00%	91.00%	91.00%
Revenues [Member] | Service Concentration Risk [Member] | On-Network Revenues [Member] | Transponder, MSS and Other Off-Network Services [Member]
Segment Reporting Information [Line Items]
Concentration risk, percentage									72.00%	71.00%	73.00%
Revenues [Member] | Service Concentration Risk [Member] | On-Network Revenues [Member] | Managed Services [Member]
Segment Reporting Information [Line Items]
Concentration risk, percentage									19.00%	19.00%	17.00%
Revenues [Member] | Service Concentration Risk [Member] | On-Network Revenues [Member] | Channel [Member]
Segment Reporting Information [Line Items]
Concentration risk, percentage									0.00%	0.00%	2.00%
Revenues [Member] | Service Concentration Risk [Member] | Off-Network and Other Revenues [Member]
Segment Reporting Information [Line Items]
Concentration risk, percentage									9.00%	9.00%	9.00%
Revenues [Member] | Service Concentration Risk [Member] | Off-Network and Other Revenues [Member] | Transponder, MSS and Other Off-Network Services [Member]
Segment Reporting Information [Line Items]
Concentration risk, percentage									7.00%	7.00%	7.00%
Revenues [Member] | Service Concentration Risk [Member] | Off-Network and Other Revenues [Member] | Satellite-Related Services [Member]
Segment Reporting Information [Line Items]
Concentration risk, percentage									2.00%	2.00%	2.00%